S000093946 [Member] Performance Management - AB New York Intermediate Municipal ETF	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
Prior to commencing operations, the Fund acquired the assets and liabilities of New York Municipal Portfolio (the “New York Municipal Predecessor Fund” or a “Predecessor Fund”), a series of Sanford C. Bernstein Fund, Inc., and adopted the accounting and performance history of that fund (a “Reorganization”), as of the close of business on November 7, 2025. The information shown below for periods prior to November 7, 2025 relates to the performance of Advisor Class shares of the New York Municipal Predecessor Fund. The Fund has the same investment objective, strategies, policies and portfolio management team as the New York Municipal Predecessor Fund.
The performance of the New York Municipal Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The New York Municipal Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. New York Municipal Predecessor Fund performance is based on the performance of Advisor Class shares. Prior to the Fund’s acquisition of the New York Municipal Predecessor Fund, the New York Municipal Predecessor Fund’s Class A and Class C share classes were converted into Advisor Class shares. At the time of the Reorganization, the Advisor Class shares and the New York Municipal Class shares were converted into Advisor Class shares.
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Fund’s performance changed from year to year over ten years; and
•
how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.

You may obtain updated performance information on the website at www.abfunds.com (click on “Investments—ETFs”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index and an additional index that more closely reflects the types of securities in which the Fund invests.
Bar Chart Narrative [Text Block]
The annual returns in the bar chart are for the Fund’s shares. For periods prior to the close of business on November 7, 2025, the chart reflects returns of the Advisor Class shares of the New York Municipal Predecessor Fund, which were reorganized into shares of the Fund in the Reorganization.

Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 4.95%, 4th quarter, 2023; and Worst Quarter was down -4.42%, 1st quarter, 2022.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns: –Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and– Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.abfunds.com
Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.95%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.42%)
Lowest Quarterly Return, Date	Mar. 31, 2022